Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Revenue from external customers		$ 395,481	$ 408,263
Interest revenue		5,519	9,475
Intersegment Revenue	[1]	4,353	4,117
Revenues, Net of Interest Expense		405,353	421,855
Elimination of intersegment revenue	[1]	(4,353)	(4,117)
Revenue		401,000	417,738
Segment Adjusted EBITDA		111,990	132,452
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		212,974	226,667
Interest revenue		459	618
Intersegment Revenue	[1]	4,353	4,113
Revenues, Net of Interest Expense		217,786	231,398
Cost of services (excluding depreciation and amortization)	[1]	125,063	121,494
Selling, general and administrative	[2]	63,277	60,726
Segment Adjusted EBITDA		29,446	49,178
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		182,507	181,596
Interest revenue		5,060	8,857
Intersegment Revenue	[1]	0	4
Revenues, Net of Interest Expense		187,567	190,457
Cost of services (excluding depreciation and amortization)	[1]	53,471	52,996
Selling, general and administrative	[2]	51,552	54,187
Segment Adjusted EBITDA		$ 82,544	$ 83,274

[1]	Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
[2]	Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.